ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	9 Months Ended
Sep. 30, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liability consist of the following:

	December 31,
	2020	2019
Accrued expenses	$317	$454
Tax payables	126	168
Customer advances	118	83
Accrued lease liability, current portion	391	66
Acquisition liability	126	718
Other current liabilities	77	159
Total	$1,155	$1,648